Reconciliation of Operating expenses and Total Debt	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Reconciliation of Operating expenses and Total Debt	Segment information
Segment earnings are presented on an Adjusted Earnings basis (Adjusted Earnings), which is the earnings measure used by the Chief Executive Officer, who serves as the Chief Operating Decision Maker, for the purposes of making decisions about allocating resources and assessing performance. This aligns with Shell's focus on performance, discipline and simplification.
The Adjusted Earnings measure is presented on a current cost of supplies (CCS) basis and aims to facilitate a comparative understanding of Shell's financial performance from period to period by removing the effects of oil price changes on inventory carrying amounts and removing the effects of identified items. Identified items are in some cases driven by external factors and may, either individually or collectively, hinder the comparative understanding of Shell's financial results from period to period.
ADJUSTED EARNINGS BY SEGMENT

Q2 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							10,821
Income/(loss) attributable to non-controlling interest							(16)
Income/(loss) for the period	2,680	3,579	1,747	3,981	(550)	(631)	10,805
Current cost of supplies adjustment before taxation			(346)	(397)			(742)
Tax on current cost of supplies adjustment			84	97			181
Identified items before taxation	23	(66)	(314)	(1,057)	745	12	(658)
Tax included in identified items	(12)	(28)	157	253	(115)	3	258
Adjusted Earnings	2,691	3,485	1,329	2,877	79	(617)	9,845
Adjusted Earnings attributable to Shell plc shareholders							9,836
Adjusted Earnings attributable to non-controlling interest							9

Q1 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							5,694
Income/(loss) attributable to non-controlling interest							64
Income/(loss) for the period	1,321	2,556	1,895	395	527	(937)	5,758
Current cost of supplies adjustment before taxation			(950)	(763)			(1,713)
Tax on current cost of supplies adjustment			241	206			447
Identified items before taxation	598	156	99	2,712	(279)	—	3,286
Tax included in identified items	(100)	(335)	48	(626)	100	29	(884)
Adjusted Earnings	1,819	2,377	1,334	1,925	348	(908)	6,894
Adjusted Earnings attributable to Shell plc shareholders							6,915
Adjusted Earnings attributable to non-controlling interest							(21)

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							3,601
Income/(loss) attributable to non-controlling interest							43
Income/(loss) for the period	1,838	2,008	766	(174)	(254)	(539)	3,644
Current cost of supplies adjustment before taxation			104	333			436
Tax on current cost of supplies adjustment			(24)	(91)			(115)
Identified items before taxation	102	(271)	460	64	300	63	717
Tax included in identified items	(203)	(5)	(106)	(13)	(55)	14	(369)
Adjusted Earnings	1,737	1,732	1,199	118	(9)	(463)	4,314
Adjusted Earnings attributable to Shell plc shareholders							4,264
Adjusted Earnings attributable to non-controlling interest							50

Half year 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							16,515
Income/(loss) attributable to non-controlling interest							48
Income/(loss) for the period	4,002	6,134	3,643	4,376	(24)	(1,568)	16,564
Current cost of supplies adjustment before taxation			(1,296)	(1,159)			(2,455)
Tax on current cost of supplies adjustment			325	303			628
Identified items before taxation	620	90	(215)	1,655	466	11	2,628
Tax included in identified items	(113)	(362)	206	(373)	(16)	32	(626)
Adjusted Earnings	4,509	5,862	2,663	4,802	427	(1,525)	16,739
Adjusted Earnings attributable to Shell plc shareholders							16,751
Adjusted Earnings attributable to non-controlling interest							(12)

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Income/(loss) attributable to Shell plc shareholders							8,381
Income/(loss) attributable to non-controlling interest							138
Income/(loss) for the period	4,627	4,088	1,580	(252)	(501)	(1,022)	8,519
Current cost of supplies adjustment before taxation			156	266			422
Tax on current cost of supplies adjustment			(38)	(79)			(116)
Identified items before taxation	(246)	(392)	504	743	559	59	1,227
Tax included in identified items	(160)	373	(102)	(111)	(110)	43	(68)
Adjusted Earnings	4,220	4,068	2,100	567	(51)	(920)	9,984
Adjusted Earnings attributable to Shell plc shareholders							9,841
Adjusted Earnings attributable to non-controlling interest							144
CASH CAPITAL EXPENDITURE BY SEGMENT
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

Q2 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,097	1,657	380	461	420	15	4,031
Investments in joint ventures and associates	162	(24)	—	46	2	1	187
Investments in equity securities	10	—	—	—	7	2	20
Cash capital expenditure	1,269	1,633	380	507	429	19	4,237

Q1 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	780	2,002	240	332	390	12	3,757
Investments in joint ventures and associates	233	157	4	31	—	1	426
Investments in equity securities	—	—	4	—	14	1	20
Cash capital expenditure	1,014	2,159	248	363	404	14	4,202

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	988	2,774	427	704	468	32	5,393
Investments in joint ventures and associates	209	52	1	71	72	1	406
Investments in equity securities	—	—	—	—	16	2	17
Cash capital expenditure	1,196	2,826	429	775	555	36	5,817

Half year 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,877	3,659	619	794	810	27	7,787
Investments in joint ventures and associates	395	133	4	76	2	3	613
Investments in equity securities	10	—	5	—	21	3	39
Cash capital expenditure	2,283	3,792	628	870	833	33	8,439

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	1,930	4,501	679	1,155	826	49	9,141
Investments in joint ventures and associates	383	248	5	78	102	3	819
Investments in equity securities	—	—	—	—	30	2	32
Cash capital expenditure	2,313	4,749	684	1,233	958	54	9,993
REVENUE BY SEGMENT
Third-party revenue includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.

Q2 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party revenue	11,278	1,800	38,015	34,235	9,338	(2)	94,664
Inter-segment revenue	2,066	11,621	3,624	13,306	1,143	—	31,762

Q1 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party revenue	7,748	1,400	30,695	19,221	10,622	5	69,691
Inter-segment revenue	3,410	9,389	2,245	9,660	1,352	—	26,055

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party revenue	9,576	1,193	28,241	18,388	7,996	12	65,406
Inter-segment revenue	2,412	8,502	2,177	8,775	835	—	22,701

Half year 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party revenue	19,026	3,200	68,710	53,456	19,960	3	164,355
Inter-segment revenue	5,476	21,011	5,869	22,966	2,495	—	57,817

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party revenue	19,179	2,703	55,324	39,998	17,413	23	134,640
Inter-segment revenue	5,086	18,356	4,026	17,030	1,999	—	46,498
Identified Items
The objective of identified items is to exclude material impacts[1] on net income/loss arising from transactions which are typically outside the control of management and are unusual in nature (e.g., infrequent or non-recurring events) or that result in a misalignment between accounting and economic outcomes. Certain transactions that are generally excluded from underlying results within the industry may also be classified as identified items.
Identified items comprise divestment gains and losses, impairment losses and reversals, redundancy and restructuring, fair value accounting effects on commodity derivatives and certain gas contracts, the impact of exchange rate movements and inflationary adjustments on certain deferred tax balances, and other items.
1. For the purpose of identification of items in certain categories materiality thresholds are applied.

Q2 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	16	77	488	(8)	61	(1)	634
Impairment reversals/(impairments)	(13)	(2)	(13)	(32)	(606)	—	(665)
Redundancy and restructuring	5	17	(48)	(84)	(3)	(11)	(124)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(31)	—	(114)	1,281	(205)	—	932
Other[2]	—	(27)	—	(101)	9	—	(119)
Total identified items included in Income/(loss) before taxation	(23)	66	314	1,057	(745)	(12)	658
Total identified items included in Taxation (charge)/credit	12	28	(157)	(253)	115	(3)	(258)
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	13	83	282	(6)	55	(1)	426
Impairment reversals/(impairments)	(13)	(1)	(11)	(21)	(536)	—	(583)
Redundancy and restructuring	4	13	(36)	(64)	(3)	(9)	(94)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(15)	—	(78)	972	(146)	—	733
Impact of exchange rate movements and inflationary adjustments on tax balances[3]	1	25	—	—	—	(5)	21
Other[2]	—	(27)	—	(77)	—	—	(104)
Impact on Income/(loss) for the period	(10)	93	157	804	(629)	(15)	400
Impact on Income/(loss) attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Income/(loss) attributable to Shell plc shareholders	(10)	93	157	804	(629)	(15)	400
1.Fair value accounting of commodity derivatives and certain gas contracts: In the ordinary course of business, Shell enters into contracts to supply or purchase oil and gas products, as well as power and environmental products. Shell also enters into contracts for tolling, pipeline and storage capacity. Derivative contracts are entered into for mitigation of resulting economic exposures (generally price exposure) and these derivative contracts are carried at period-end market price (fair value), with movements in fair value recognised in income for the period. Supply and purchase contracts entered into for operational purposes, as well as contracts for tolling, pipeline and storage capacity, are, by contrast, recognised when the transaction occurs; furthermore, inventory is carried at historical cost or net realisable value, whichever is lower. As a consequence, accounting mismatches occur because: (a) the supply or purchase transaction is recognised in a different period; or (b) the inventory is measured on a different basis. In addition, certain contracts are, due to pricing or delivery conditions, deemed to contain embedded derivatives or written options and are also required to be carried at fair value even though they are entered into for operational purposes. The accounting impacts are reported as identified items.
2.Other identified items represent other credits or charges that based on Shell management's assessment hinder the comparative understanding of Shell's financial results from period to period.
3.Impact of exchange rate movements and inflationary adjustments on tax balances represents the impact on tax balances of exchange rate movements and inflationary adjustments arising on: (a) the conversion to dollars of the local currency tax base of non-monetary assets and liabilities, as well as recognised tax losses (this primarily impacts the Integrated Gas and Upstream segments); and (b) the conversion of dollar-denominated inter-segment loans to local currency, leading to taxable exchange rate gains or losses (this primarily impacts the Corporate segment).

Q1 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	136	(81)	(9)	(16)	30	—	60
Impairment reversals/(impairments)	—	(22)	(171)	(41)	(29)	—	(263)
Redundancy and restructuring	(13)	(33)	(42)	(38)	(6)	—	(131)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(721)	—	122	(2,616)	283	—	(2,932)
Other[1]	—	(20)	—	—	—	—	(20)
Total identified items included in Income/(loss) before taxation	(598)	(156)	(99)	(2,712)	279	—	(3,286)
Total identified items included in Taxation (charge)/credit	100	335	(48)	626	(100)	(29)	884
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	133	(38)	(7)	(13)	23	—	99
Impairment reversals/(impairments)	—	(15)	(182)	(29)	(29)	—	(255)
Redundancy and restructuring	(9)	(20)	(31)	(28)	(4)	(1)	(95)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(634)	—	73	(2,016)	189	—	(2,388)
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	13	272	—	—	—	(28)	257
Other[1]	—	(20)	—	—	—	—	(20)
Impact on Income/(loss) for the period	(497)	179	(147)	(2,086)	179	(29)	(2,402)
Impact on Income/(loss) attributable to non-controlling interest	—	—	—	(2)	—	—	(3)
Impact on Income/(loss) attributable to Shell plc shareholders	(497)	179	(147)	(2,084)	179	(29)	(2,399)
1.For a detailed description, see the corresponding footnotes to the Q2 2026 identified items table above.

Q2 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	63	344	(56)	(9)	119	(4)	457
Impairment reversals/(impairments)	(672)	(3)	(370)	(78)	(138)	—	(1,261)
Redundancy and restructuring	(7)	(6)	(57)	(37)	(1)	(12)	(119)
Fair value accounting of commodity derivatives and certain gas contracts[1]	514	1	23	61	(280)	—	319
Other[1]	—	(65)	—	(1)	—	(47)	(113)
Total identified items included in Income/(loss) before taxation	(102)	271	(460)	(64)	(300)	(63)	(717)
Total identified items included in Taxation (charge)/credit	203	5	106	13	55	(14)	369
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	54	350	(44)	(7)	108	(3)	458
Impairment reversals/(impairments)	(423)	(2)	(285)	(62)	(136)	—	(908)
Redundancy and restructuring	(4)	(2)	(44)	(29)	—	(8)	(88)
Fair value accounting of commodity derivatives and certain gas contracts[1]	454	—	19	49	(217)	—	307
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	20	22	—	—	—	(19)	23
Other[1]	—	(92)	—	(1)	—	(47)	(139)
Impact on Income/(loss) for the period	101	276	(354)	(51)	(245)	(77)	(348)
Impact on Income/(loss) attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Income/(loss) attributable to Shell plc shareholders	101	276	(354)	(51)	(245)	(77)	(348)
1.For a detailed description, see the corresponding footnotes to the Q2 2026 identified items table above.

Half year 2026	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	151	(4)	480	(24)	91	(1)	694
Impairment reversals/(impairments)	(13)	(24)	(183)	(73)	(635)	—	(929)
Redundancy and restructuring	(7)	(16)	(90)	(122)	(9)	(10)	(255)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(751)	—	9	(1,335)	78	—	(2,000)
Other[1]	—	(47)	—	(101)	9	—	(139)
Total identified items included in Income/(loss) before taxation	(620)	(90)	215	(1,655)	(466)	(11)	(2,628)
Total identified items included in Taxation (charge)/credit	113	362	(206)	373	16	(32)	626
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	145	45	275	(19)	79	(1)	525
Impairment reversals/(impairments)	(13)	(16)	(194)	(50)	(565)	—	(838)
Redundancy and restructuring	(5)	(7)	(67)	(92)	(7)	(10)	(188)
Fair value accounting of commodity derivatives and certain gas contracts[1]	(648)	—	(5)	(1,044)	43	—	(1,655)
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	13	297	—	—	—	(33)	277
Other[1]	—	(47)	—	(77)	—	—	(124)
Impact on Income/(loss) for the period	(508)	272	9	(1,282)	(450)	(44)	(2,002)
Impact on Income/(loss) attributable to non-controlling interest	—	—	(1)	(2)	—	—	(3)
Impact on Income/(loss) attributable to Shell plc shareholders	(508)	272	10	(1,280)	(450)	(44)	(1,999)
1.For a detailed description, see the corresponding footnotes to the Q2 2026 identified items table above.

Half year 2025	$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income/(loss) before taxation
Divestment gains/(losses)	62	498	(113)	(24)	(68)	(4)	351
Impairment reversals/(impairments)	(672)	(24)	(360)	(371)	(176)	—	(1,602)
Redundancy and restructuring	(8)	(21)	(66)	(50)	(10)	(9)	(164)
Fair value accounting of commodity derivatives and certain gas contracts[1]	934	—	35	(196)	(260)	—	512
Other[1]	(70)	(61)	—	(102)	(46)	(47)	(325)
Total identified items included in Income/(loss) before taxation	246	392	(504)	(743)	(559)	(59)	(1,227)
Total identified items included in Taxation (charge)/credit	160	(373)	102	111	110	(43)	68
Identified items included in Income/(loss) for the period
Divestment gains/(losses)	53	358	(105)	(19)	(35)	(3)	250
Impairment reversals/(impairments)	(423)	(17)	(278)	(339)	(167)	—	(1,225)
Redundancy and restructuring	(5)	(7)	(45)	(42)	(7)	(6)	(112)
Fair value accounting of commodity derivatives and certain gas contracts[1]	817	—	26	(153)	(196)	—	494
Impact of exchange rate movements and inflationary adjustments on tax balances[1]	24	154	—	—	—	(47)	131
Other[1]	(59)	(469)	—	(78)	(45)	(47)	(697)
Impact on Income/(loss) for the period	407	19	(402)	(631)	(450)	(102)	(1,160)
Impact on Income/(loss) attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Income/(loss) attributable to Shell plc shareholders	407	19	(402)	(631)	(450)	(102)	(1,160)
1.For a detailed description, see the corresponding footnotes to the Q2 2026 identified items table above.
The identified items categories above may include after-tax impacts of identified items of joint ventures and associates which are fully reported within "Share of profit/(loss) of joint ventures and associates" in the Consolidated Statement of Income, and fully reported as identified items included in Income/(loss) before taxation in the tables above. Identified items related to subsidiaries are consolidated and reported across appropriate lines of the Consolidated Statement of Income. Only pre-tax identified items reported by subsidiaries are taken into account in the calculation of underlying operating expenses (Reference F).
Reconciliation of Operating expenses and Total Debt
RECONCILIATION OF OPERATING EXPENSES

Quarters			$ million	Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
5,476	5,745	4,909	Production and manufacturing expenses	11,221	10,459
2,911	2,803	3,077	Selling, distribution and administrative expenses	5,714	5,917
277	167	278	Research and development	444	464
8,664	8,716	8,265	Operating expenses	17,380	16,840
RECONCILIATION OF TOTAL DEBT

June 30, 2026	March 31, 2026	June 30, 2025	$ million	June 30, 2026	June 30, 2025
8,542	10,060	10,457	Current debt	8,542	10,457
64,534	65,585	65,218	Non-current debt	64,534	65,218
73,076	75,645	75,675	Total debt	73,076	75,675